Borrowings (Details 1) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Issue amount | $		$ 3,193,089
Borrowings	R$ 24,898,156		R$ 23,361,421
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 24,161,801		22,141,580
Foreign currency | Bonds 1
Disclosure of detailed information about borrowings [line items]
Issue date	June 2008
Issue amount | $		$ 500,000
Maturity	June 2018
Interest (% per year)	7.25%	7.25%
Borrowings	R$ 0		440,274
Foreign currency | Bonds 2
Disclosure of detailed information about borrowings [line items]
Issue date	May 2010
Issue amount | $		$ 400,000
Maturity	May 2020
Interest (% per year)	7.00%	7.00%
Borrowings	R$ 81,434		159,341
Foreign currency | Bonds 3
Disclosure of detailed information about borrowings [line items]
Issue date	May 2010
Issue amount | $		$ 350,000
Maturity	May 2020
Interest (% per year)	7.00%	7.00%
Borrowings	R$ 1,370,156		1,169,732
Foreign currency | Bonds 4
Disclosure of detailed information about borrowings [line items]
Issue date	October 2010
Issue amount | $		$ 450,000
Maturity	no maturity date
Interest (% per year)	7.38%	7.38%
Borrowings	R$ 985,767		1,514,826
Foreign currency | Bonds 5
Disclosure of detailed information about borrowings [line items]
Issue date	April 2011
Issue amount | $		$ 750,000
Maturity	April 2021
Interest (% per year)	5.75%	5.75%
Borrowings	R$ 2,676,195		2,502,351
Foreign currency | Bonds 6
Disclosure of detailed information about borrowings [line items]
Issue date	July 2011
Issue amount | $		$ 500,000
Maturity	July 2041
Interest (% per year)	7.13%	7.13%
Borrowings	R$ 1,997,984		1,705,722
Foreign currency | Bonds 7
Disclosure of detailed information about borrowings [line items]
Issue date	February 2012
Issue amount | $		$ 250,000
Maturity	April 2021
Interest (% per year)	5.75%	5.75%
Borrowings	R$ 980,304		836,907
Foreign currency | Bonds 8
Disclosure of detailed information about borrowings [line items]
Issue date	February 2012
Issue amount | $		$ 250,000
Maturity	no maturity date
Interest (% per year)	7.38%	7.38%
Borrowings	R$ 985,767		841,570
Foreign currency | Bonds 9
Disclosure of detailed information about borrowings [line items]
Issue date	May 2012
Issue amount | $		$ 500,000
Maturity	May 2022
Interest (% per year)	5.38%	5.38%
Borrowings	R$ 1,954,177		1,668,323
Foreign currency | Bonds 10
Disclosure of detailed information about borrowings [line items]
Issue date	July 2012
Issue amount | $		$ 250,000
Maturity	July 2041
Interest (% per year)	7.13%	7.13%
Borrowings	R$ 998,992		852,861
Foreign currency | Bonds 11
Disclosure of detailed information about borrowings [line items]
Issue date	February 2014
Issue amount | $		$ 500,000
Maturity	February 2024
Interest (% per year)	6.45%	6.45%
Borrowings	R$ 1,988,773		1,697,859
Foreign currency | Bonds 12
Disclosure of detailed information about borrowings [line items]
Issue date	May 2014
Issue amount | $		$ 250,000
Maturity	February 2024
Interest (% per year)	6.45%	6.45%
Borrowings	R$ 994,387		848,929
Foreign currency | Bonds 13
Disclosure of detailed information about borrowings [line items]
Issue date	October 2017
Issue amount | $		$ 500,000
Maturity	January 2023
Interest (% per year)	3.50%	3.50%
Borrowings	R$ 1,969,609		1,667,025
Foreign currency | Bonds 14
Disclosure of detailed information about borrowings [line items]
Issue date	October 2017
Issue amount | $		$ 1,250,000
Maturity	January 2028
Interest (% per year)	4.50%	4.50%
Borrowings	R$ 4,947,030		4,176,868
Foreign currency | Bonds
Disclosure of detailed information about borrowings [line items]
Issue amount | $		$ 6,700,000
Borrowings	R$ 21,930,575		R$ 20,082,588